(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks (Detail) - Insurance risk [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
20% increase in lapse rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	€ (79)	€ (3)
On CSM, net of reinsurance increase	(48)	32
On shareholders' equity, gross of reinsurance increase	(62)	28
On shareholders' equity, net of reinsurance increase	(33)	61
On net result, gross of reinsurance increase	78	18
On net result, net of reinsurance increase	69	(9)
20% increase in lapse rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	138	123
On CSM, net of reinsurance increase	65	110
On shareholders' equity, gross of reinsurance increase	45	59
On shareholders' equity, net of reinsurance increase	21	81
On net result, gross of reinsurance increase	(329)	(307)
On net result, net of reinsurance increase	(458)	(473)
20% decrease in lapse rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	21	(22)
On CSM, net of reinsurance decrease	(13)	(29)
On shareholders' equity, gross of reinsurance decrease	6	(54)
On shareholders' equity, net of reinsurance decrease	(25)	(59)
On net result, gross of reinsurance decrease	37	30
On net result, net of reinsurance decrease	38	26
20% decrease in lapse rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	(181)	(179)
On CSM, net of reinsurance decrease	52	(9)
On shareholders' equity, gross of reinsurance decrease	(76)	(112)
On shareholders' equity, net of reinsurance decrease	91	22
On net result, gross of reinsurance decrease	427	445
On net result, net of reinsurance decrease	417	459
5% increase in mortality rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(667)	(648)
On CSM, net of reinsurance increase	(273)	(236)
On shareholders' equity, gross of reinsurance increase	(603)	(623)
On shareholders' equity, net of reinsurance increase	(233)	(205)
On net result, gross of reinsurance increase	244	201
On net result, net of reinsurance increase	215	186
5% increase in mortality rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(269)	(278)
On CSM, net of reinsurance increase	(100)	(213)
On shareholders' equity, gross of reinsurance increase	(191)	(208)
On shareholders' equity, net of reinsurance increase	(24)	(138)
On net result, gross of reinsurance increase	(573)	(592)
On net result, net of reinsurance increase	(384)	(298)
5% decrease in mortality rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	531	551
On CSM, net of reinsurance decrease	181	183
On shareholders' equity, gross of reinsurance decrease	467	517
On shareholders' equity, net of reinsurance decrease	141	146
On net result, gross of reinsurance decrease	(109)	(115)
On net result, net of reinsurance decrease	(119)	(142)
5% decrease in mortality rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	226	237
On CSM, net of reinsurance decrease	155	233
On shareholders' equity, gross of reinsurance decrease	149	164
On shareholders' equity, net of reinsurance decrease	76	158
On net result, gross of reinsurance decrease	624	652
On net result, net of reinsurance decrease	320	277
10% increase in morbidity rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(230)	(145)
On CSM, net of reinsurance increase	(225)	(141)
On shareholders' equity, gross of reinsurance increase	(235)	(156)
On shareholders' equity, net of reinsurance increase	(222)	(143)
On net result, gross of reinsurance increase	(659)	(860)
On net result, net of reinsurance increase	(585)	(769)
10% increase in morbidity rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	0	(2)
On CSM, net of reinsurance increase	0	(2)
On shareholders' equity, gross of reinsurance increase	0	(2)
On shareholders' equity, net of reinsurance increase	0	(2)
On net result, gross of reinsurance increase	0	2
On net result, net of reinsurance increase	0	2
10% decrease in morbidity rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	87	63
On CSM, net of reinsurance decrease	84	60
On shareholders' equity, gross of reinsurance decrease	102	76
On shareholders' equity, net of reinsurance decrease	89	63
On net result, gross of reinsurance decrease	878	1,018
On net result, net of reinsurance decrease	796	919
10% decrease in morbidity rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	0	(2)
On CSM, net of reinsurance decrease	0	(2)
On shareholders' equity, gross of reinsurance decrease	0	(2)
On shareholders' equity, net of reinsurance decrease	0	(2)
On net result, gross of reinsurance decrease	0	2
On net result, net of reinsurance decrease	0	2
5% increase in expenses [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(59)	(27)
On CSM, net of reinsurance increase	(59)	(27)
On shareholders' equity, gross of reinsurance increase	(56)	(25)
On shareholders' equity, net of reinsurance increase	(56)	(25)
On net result, gross of reinsurance increase	(71)	(126)
On net result, net of reinsurance increase	(71)	(126)
5% increase in expenses [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(38)	(42)
On CSM, net of reinsurance increase	(34)	(42)
On shareholders' equity, gross of reinsurance increase	(18)	(22)
On shareholders' equity, net of reinsurance increase	(19)	(23)
On net result, gross of reinsurance increase	(221)	(238)
On net result, net of reinsurance increase	(218)	(236)
5% decrease in expenses [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	37	26
On CSM, net of reinsurance decrease	37	26
On shareholders' equity, gross of reinsurance decrease	34	24
On shareholders' equity, net of reinsurance decrease	34	24
On net result, gross of reinsurance decrease	99	127
On net result, net of reinsurance decrease	99	127
5% decrease in expenses [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	36	36
On CSM, net of reinsurance decrease	33	36
On shareholders' equity, gross of reinsurance decrease	17	15
On shareholders' equity, net of reinsurance decrease	17	16
On net result, gross of reinsurance decrease	223	246
On net result, net of reinsurance decrease	219	244
10% increase in claims [member] | Non life contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(6)	(6)
On CSM, net of reinsurance increase	(4)	(5)
On shareholders' equity, gross of reinsurance increase	(7)	(9)
On shareholders' equity, net of reinsurance increase	(5)	(6)
On net result, gross of reinsurance increase	0	0
On net result, net of reinsurance increase	0	0
10% decrease in claims [member] | Non life contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	6	6
On CSM, net of reinsurance decrease	4	5
On shareholders' equity, gross of reinsurance decrease	7	9
On shareholders' equity, net of reinsurance decrease	5	6
On net result, gross of reinsurance decrease	0	0
On net result, net of reinsurance decrease	€ 0	€ 0